Income Tax - Summary of Income Tax Expense (Recovery) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current period expense	$ 817	$ 1,015
Origination and reversal of temporary differences	(33,145)	(363)
Deferred tax adjustments related to prior periods	(9)	(204)
Deferred income tax recovery	(33,154)	(567)
Income tax expense (recovery)	$ (32,337)	$ 448